Redeemable Convertible Preferred Stock - Additional Information (Detail) - USD ($)			1 Months Ended				12 Months Ended
	Apr. 22, 2014	Aug. 28, 2012	Mar. 31, 2016	Nov. 30, 2013	Aug. 31, 2013	Aug. 28, 2012	Dec. 31, 2016	Dec. 31, 2015	Dec. 23, 2011
Temporary Equity [Line Items]
Conversion of Preferred Stock			3-to-1				The initial conversion ratio is one share of Preferred Stock for one share of the Company's Common Stock.
Stock issued, issuance price							$ 6.30
Preferred Stock, Voting Rights							Preferred Stock are entitled to the number of votes equal to the number of whole shares of Common Stock into which the shares of Preferred Stock are convertible. Except as provided by law or otherwise, the holders of Preferred Stock vote together with the holders of Common Stock as a single class. Certain significant actions must be approved by at least 50% of the holders of Preferred Stock voting as a single class on an as converted basis
Preferred stock terms of conversion							(i) the closing of the sale of shares of the Company's Common Stock to the public in an underwritten public offering at a price of $6.30 resulting in at least $40,000,000 of gross proceeds to the Company, or (ii) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of more than 50% of the then outstanding shares of Preferred Stock on an as-converted basis
Akebia [Member]
Temporary Equity [Line Items]
Conversion of Preferred Stock							1 share of Aerpio's Series A Preferred Stock for every 35 shares of Akebia's Series A Preferred Stock, 1 share of Aerpio's Series A Preferred Stock for every 100 shares of Akebia's Series B Preferred Stock
Conversion of Preferred Stock							1 share of Aerpio's Common Stock for every 175 shares of Akebia's Common Stock
Minimum [Member]
Temporary Equity [Line Items]
Proceeds from issuance of common stock							$ 40,000,000
Series A2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares issued							10,468,842	10,476,182
Redeemable convertible preferred stock, par value	$ 0.00001
Stock issued, issuance price	$ 2.10
Gross proceeds from issuance of redeemable convertible Preferred Stock	$ 22,000,000
Issuance cost of redeemable convertible Preferred Stock	168,648
Net proceeds from issuance of redeemable Convertible Preferred Stock	$ 21,831,352
Redeemable convertible preferred stock, shares issued	10,476,182						10,876,182	10,476,182
Preferred stock, dividend rate, percentage							6.00%
Preferred stock, liquidation preference per share							$ 2.10
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares issued							2,892,193	3,094,774	3,094,774
Redeemable convertible preferred stock, par value									$ 0.00001
Redeemable convertible preferred stock, shares issued							3,094,774	3,094,774
Preferred stock, liquidation preference per share							$ 1.83
Series A1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares issued		5,882,353		5,294,118	4,705,882	5,882,353	19,345,272	19,528,622
Redeemable convertible preferred stock, par value		$ 0.00001				$ 0.00001
Stock issued, issuance price		$ 1.70		$ 1.70	$ 1.70	$ 1.70
Gross proceeds from issuance of redeemable convertible Preferred Stock		$ 10,000,000		$ 9,000,000	$ 8,000,000
Issuance cost of redeemable convertible Preferred Stock		210,638			$ 94,326
Net proceeds from issuance of redeemable Convertible Preferred Stock		$ 9,789,362
Debt conversion, preferred stock issued						3,646,269
Redeemable convertible preferred stock, shares issued							19,528,622	19,528,622
Preferred stock, dividend rate, percentage							6.00%
Preferred stock, liquidation preference per share							$ 1.70